Financial instruments and risk management - Classification (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Level 1 | Lenzing Aktiengesellschaft (Indirect) | Foreign countries
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 831,600	R$ 865,986
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	91,134,497	93,828,907
Loans, financing and debentures | Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	39,077,766	42,223,976	R$ 36,655,663
Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,801,679	43,060,725
Financial liabilities	111,296,497	117,843,727
Financial Liabilities, Net of Financial Assets	69,494,818	74,783,002
Financial risks management | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	102,714,740	108,502,378
Financial risks management | Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,981,256	5,141,386
Financial risks management | Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	90,735,617	94,801,257
Financial risks management | Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,763,902	6,929,890
Financial risks management | Financial liabilities at amortised cost, category [member] | Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,855	1,393,121
Financial risks management | Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221,110	236,724
Financial risks management | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,581,757	9,341,349
Financial risks management | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,581,757	9,341,349
Financial assets at amortised cost, category [member] | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,537,681	22,335,429
Financial assets at amortised cost, category [member] | Cash and cash equivalents | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,176,019	15,179,753
Financial assets at amortised cost, category [member] | Trade accounts receivable | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,766,623	6,560,607
Financial assets at amortised cost, category [member] | Other assets | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	595,039	595,069
At fair value through other comprehensive income | Other investments | Level 3 | At fair value
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through other comprehensive income	32,924	35,195
At fair value through other comprehensive income | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	864,524	901,181
At fair value through other comprehensive income | Investments (2) | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	864,524	901,181
At fair value through profit or loss | Marketable securities | Level 1 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,298,243	1,274,439
At fair value through profit or loss | Marketable securities | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,205,472	8,978,015
At fair value through profit or loss | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,399,474	19,824,115
At fair value through profit or loss | Derivative financial instruments | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,895,759	9,571,661
At fair value through profit or loss | Marketable securities | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 10,503,715	R$ 10,252,454